FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) number in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 53	$ 2,443
Derivative notional amount	488	1,555
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets associated with raw materials, energy, freight and emission rights	$ 1,572	$ 3,288
Derivative liabilities associated with raw materials, energy, freight and emission rights	(424)	(374)
Level 2 | Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	1,055	2,825
Derivative assets associated with raw materials, energy, freight and emission rights	1,418	3,132
Derivative liabilities associated with raw materials, energy, freight and emission rights	(363)	(307)
Level 2 | Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	5	27
Level 2 | Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(1)	5
Level 2 | Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	998	350
Level 2 | Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 53	$ 2,443